Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jan. 01, 2022	Jan. 02, 2021
Consolidated Balance Sheets
Trade accounts receivable, allowances (in dollars)	$ 33.0	$ 44.6
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	124,126,624	124,126,624
Common stock, outstanding shares	82,605,953	83,151,174
Treasury stock, shares	41,520,671	40,975,450